Income Taxes (Details 2)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
U.S. Statutory rates		34.00%	34.00%	34.00%
Foreign income not recognized in the U.S.		(32.10%)	(33.70%)	(35.80%)
Foreign income tax rate		25.00%	25.00%	25.00%
Effect of favorable income tax rate in certain entity in PRC		(10.30%)	(13.60%)	(10.80%)
R&D tax credit	[1]	(3.10%)	(1.70%)	(1.60%)
Change in valuation allowance		(0.30%)	9.50%	3.10%
Non-taxable permanent difference	[2]	(1.60%)	0.90%	1.50%
Effective tax rate		11.60%	20.40%	15.40%

[1]	According to PRC tax regulation, 150% of current year R&D expense approved by local tax authority could be deducted from taxable income.
[2]	It represents expenses incurred by the Company that were not deductible for PRC income tax and income (loss) generated in countries with no income tax obligations.